Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes	Income taxes
The Entity is subject to ISR. The statutory ISR rate is 30%.
18.1Income taxes are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

ISR expense:
Current	$56,138,103	$31,892,785	$91,953,099
Deferred	(64,069,427)	170,924,088	(26,969,516)

Total income taxes	$(7,931,324)	$202,816,873	$64,983,583
18.2The effective ISR rates for fiscal December 31, 2025, 2024 and 2023 differ from the statutory rate as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Statutory rate	30%	30%	30%
Effects of exchange rates on tax balances	(38%)	22%	(2%)
Effects of inflation	5%	(4%)	(11%)

Effective rate	(3%)	48%	17%
18.3The main items originating the deferred tax liability are:

	December 31, 2025	December 31, 2024	December 31, 2023

Deferred ISR assets (liabilities):
Investment properties	$(384,260,701)	$(463,955,158)	$(279,051,207)
Effect of tax loss carryforwards	-	18,872,423	6,076
Other provisions and prepaid expenses	2,976,264	2,240,031	2,134,624

Deferred income taxes – Net	$(381,284,437)	$(442,842,704)	$(276,910,507)

To determine deferred tax the Entity applied the applicable tax rates to temporary differences based on their estimated reversal dates.

The benefits of the effect of tax loss carryforwards pending amortization of which the deferred income tax asset has already been recognized can be recovered by complying with certain requirements. The amount of tax loss to be amortized amounts to $62,908,075, which matures in 2034. As of December 31, 2025 the tax loss carryforwards were fully applied.

18.4A reconciliation of the changes in the deferred tax liability balance is presented as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Deferred tax liability at the beginning of the period	$(442,842,704)	$(276,910,507)	$(299,979,693)
Movement included in profit or loss	64,069,427	(170,924,088)	26,969,522
Movement included in other comprehensive income	(2,511,160)	4,991,891	(3,900,336)

Deferred tax liability at the end of the year	$(381,284,437)	$(442,842,704)	$(276,910,507)